Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt [Abstract]
Piraeus Bank reducing revolving credit facility	$ 40,929	$ 44,800
Piraeus Bank term facility	93,982	93,982
DVB loan facility	0	31,872
UOB loan facility	0	37,995
Total	134,911	208,649
Less-current portion	(134,911)	(208,649)
Long-term portion	$ 0	$ 0